Long-term debt and capital lease obligations - Bonds (Details) - EUR (€)	Mar. 31, 2019	Dec. 31, 2018
Long-term Debt and Capital Lease Obligations.
Outstanding borrowings	€ 7,192,978,000	€ 6,152,034,000
Bonds
Long-term Debt and Capital Lease Obligations.
Outstanding borrowings	€ 3,752,592,000	€ 3,700,446,000